SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred between March 31, 2012 and the date the consolidated financial statements were available for issue, for possible disclosure or recognition in the consolidated financial statements. The Company has determined that there were no such events or transactions that warrant disclosure or recognition in the consolidated financial statements except as noted below.

On April 2, 2012, the Company entered into a Settlement Agreement and Mutual Release (the “Settlement”) between EV Transportation, Inc., a Nevada corporation (“EV”), Ecologic Transportation, Inc. (the “Company”) and Edward W. Withrow III, the Company’s Chairman and Founder.  The Settlement was in connection with a complaint filed by EV with the Superior Court of California, County of Los Angeles, Case No. BC475402, on December 16, 2011, against Ecologic Transportation, Inc., and William N. Plamondon III(1), former CEO of the Company, Erin E Davis(1) (Mr. Plamondon’s wife), former Secretary of the Company and a former consultant to EV Rentals, Inc., and R.I. Heller & Co. LLC(1), a company controlled by Mr. Plamondon ((1)collectively, the “Plamondon Parties”). In the Complaint, EV made certain claims against the Plamondon Parties, including Breach of Fiduciary Duties, Conspiracy to Steal Corporate Assets and Opportunities, Fraud, Breach of Contract, and Theft of Corporate Assets and Opportunities.

The Settlement does not include any Plamondon Parties, but resolves any disputes between the Company and EV. In connection with the Settlement, 1,250,000 shares of the Company’s common stock will be issued.  All other terms and conditions of the Settlement shall remain confidential.

During the period April 1, 2012 through May 15, 2012 the Company increased its loans from related parties by $29,649, from a total of $2,159,922 at March 31, 2012 to $2,189,571 at May 15, 2012. The increase represents accrued compensation owed to related parties in the amount of $16,500, and accrued interest of $8,149. The loans bear interest at the rates of 5% and 7% per annum, are unsecured and are payable within one year upon demand.